Related Parties - Schedule of Receivables (Payables) Related Party (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Receivables (Payables) Related Party [Line Items]
Related party receivables	$ 20,932	$ 57,309
Related party payables	(984,368)	(1,313)
Wing Hong Pharmaceutical Limited [Member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party receivables	20,932	80
Fame overseas Supply Chain Limited [Member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party receivables		5,814
Billion Built International Limited [Member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party receivables		51,415
Mr. Lap Sun Wong [Member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party payables	(665,462)	(115)
Mr. Zhifang Zhang [Member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party payables		(1,198)
Liang Chenyu [Member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party payables	(3,061)
Liying Wang [Member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party payables	$ (315,845)